Leases (Tables)	6 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	March 31, 2025	September 30, 2024
Operating lease right-of-use assets	$175,803	$256,117

Operating lease liabilities – current	$159,420	$185,154
Operating lease liabilities – non-current	30,095	96,175
Total operating lease liabilities	$189,515	$281,329

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2025 and September 30, 2024:

	March 31, 2025	September 30, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.38	1.82
Weighted average discount rate	3.0%	3.0%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2025:

Remainder of 2025	$104,253
2026	88,324
Total lease payments	192,577
Less: imputed interest	(3,062)
Present value of lease liabilities	$189,515